SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Energy Hunter Securities, Inc.
Summary of Significant Accounting Policies
Minimum net capital required for dealings	$ 5,000
Percentage of aggregate indebtedness required for dealings	0.0667
Net capital	61,074	49,000
Aggregate indebtedness	38,926	132,000
Sentra Corporation
Summary of Significant Accounting Policies
Revenues from regulated operations	$ 511,000	$ 61,000	$ 0